Financial Instruments (Details) - Schedule of ECLs for Contract Assets, Accounts and Other Receivable - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable [Member]
Schedule of ECLs for Contract Assets, Accounts and Other Receivable [Line Items]
Balance at beginning	$ 1,481,779	$ 1,486,291
Effect of foreign exchange		(4,512)
Provision for ECLs	11,633,172
Balance at ending	13,114,951	1,481,779
Other receivables [Member]
Schedule of ECLs for Contract Assets, Accounts and Other Receivable [Line Items]
Balance at beginning
Provision for ECLs	521,852
Balance at ending	$ 521,852